SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue recognition
Net revenues	$ 670,019	$ 359,031	$ 218,989
Time-and-material
Revenue recognition
Net revenues	543,062	282,615	175,115
Fixed-price
Revenue recognition
Net revenues	$ 126,957	$ 76,416	$ 43,874